Note 8 - Debt, Credit Agreement and Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Table Text Block [Abstract]
Schedule of Long-term Debt

The following tables summarize our long-term debt balances as of March 31, 2026 and December 31, 2025 (in thousands):

March 31, 2026
Senior Notes
Principal	$263,000
Unamortized discount and issuance costs	(927)
Long-term debt	$262,073

December 31, 2025
Senior Notes
Principal	$263,000
Unamortized discount/premium and issuance costs	(1,053)
Total debt	$261,947
The following tables summarize our current and long-term debt balances, including principal amounts outstanding under the Credit Agreement, as of December 31, 2025 and 2024 (in thousands):

December 31, 2025
Senior Notes
Principal	$263,000
Unamortized discount and issuance costs	(1,053)
Long-term debt	261,947

	December 31, 2024
	Senior Notes	IQ Notes	Credit Agreement	Total
Principal	$475,000	$33,525	$23,000	$531,525
Unamortized discount/premium and issuance costs	(2,816)	92		(2,724)
Total debt	$472,184	$33,617	$23,000	$528,801
Less: current debt	—	(33,617)	—	(33,617)
Long-term debt	$472,184	$—	$23,000	$495,184

Schedule of Maturities of Long Term Debt and Finance and Operating Lease Liabilities

The following table summarizes the scheduled annual future payments, including interest, for our Senior Notes, finance and operating leases as of March 31, 2026 (in thousands). Operating leases are included in other current and non-current liabilities on our condensed consolidated balance sheets. See Note 14 for more information.

Twelve-month period ending March 31,	Senior Notes	Finance Leases	Operating Leases
2027	$19,068	$3,747	$3,948
2028	279,769	579	3,927
2029	—	—	3,933
2030	—	—	3,938
2031	—	—	2,764
Thereafter	—	—	5,235
	298,837	4,326	23,745
Less: effect of discounting	—	(152)	(4,862)
Total	$298,837	$4,174	$18,883